Income tax - Specification of deferred tax assets (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Specification of unrecognized deferred tax assets:
Tax losses carried forward (available indefinitely)	kr 1,281,505	kr 681,531	kr 580,937
Research and development expenses	732,389	460,007	136,755
Intangible assets	40,373	35,849	35,849
Non-current assets	66,419	51,677	50,308
Liabilities	188,787	139,890	0
Other	58,483	70,306	79,986
Total temporary differences	2,365,956	1,439,260	883,835
Calculated potential deferred tax asset at local tax rate	514,239	316,637	194,444
Deferred tax asset not expected to be utilized	(505,869)	(316,637)	(194,444)
Recognized deferred tax asset	kr 8,370	kr 0	kr 0